Financial Instruments and Risk Management	12 Months Ended
May 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments and Risk Management

5.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Foreign exchange risk

The Company is primarily exposed to currency fluctuations relative to the Canadian dollar through expenditures that are denominated in US dollars. Also, the Company is exposed to the impact of currency fluctuations on its monetary assets and liabilities.

The operating results and the financial position of the Company are reported in Canadian dollars. Fluctuations in exchange rates will, consequently, have an impact upon the reported operations of the Company and may affect the value of the Company’s assets and liabilities.

The Company currently does not enter into financial instruments to manage foreign exchange risk.

Foreign exchange risk (Continued)

The Company is exposed to foreign currency risk through the following financial assets and liabilities that are denominated in United States dollars:

May 31, 2012	Cash	Accounts payable
	439,318	2,831

At May 31, 2012 with other variables unchanged, a +/-10% change in exchange rates would increase/decrease pre-tax loss by approximately +/- $43,648.

Interest rate and credit risk

The Company has no significant concentrations of credit risk arising from operations. The Company’s current policy is to invest any significant excess cash in investment-grade short-term deposit certificates issued by reputable financial institutions with which it keeps its bank accounts and management believes the risk of loss to be remote. The Company periodically monitors the investments it makes and is satisfied with the credit ratings of its banks.

Receivables consist of goods and services tax due from the Federal Government. Management believes that the credit risk concentration with respect to receivables is remote.

Liquidity Risk

The Company has no recent history of profitable operations and its present business is at an early stage. As such, the Company is subject to many risks common to such enterprises, including under-capitalization, cash shortages and limitations with respect to personnel, financial and other resources, and the lack of revenues. The Company has no investments in asset backed commercial paper.

In order to finance the Company’s exploration programs and to cover administrative and overhead expenses, the Company raises money through equity sales, from the exercise of convertible securities, loans from related parties and from the sale of investments. There can be no such assurance that it will be able to obtain adequate financing in the future or that the terms of any financing will be favourable. Many factors influence the Company’s ability to raise funds, including the state of the resource market and commodities prices, the climate for mineral exploration, the Company’s track record, and the experience and calibre of its management.